Schedule of Investments(a)
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.70%
Advertising–0.77%
Trade Desk, Inc. (The), Class A(b)	379,157	$19,223,260
Aerospace & Defense–1.80%
Airbus SE (France)	141,300	17,705,143
General Dynamics Corp.	81,270	18,940,786
Northrop Grumman Corp.	18,630	8,346,985
		44,992,914
Agricultural & Farm Machinery–1.15%
Deere & Co.	67,770	28,655,867
Aluminum–0.43%
Alcoa Corp.	207,000	10,813,680
Apparel Retail–0.18%
MYT Netherlands Parent B.V., ADR (Germany)(b)(c)	384,429	4,482,442
Application Software–6.51%
Adobe, Inc.(b)	19,350	7,166,079
HubSpot, Inc.(b)	33,480	11,617,895
Intuit, Inc.	92,610	39,143,469
Paylocity Holding Corp.(b)	119,700	24,932,313
Synopsys, Inc.(b)	97,740	34,575,525
Unity Software, Inc.(b)(c)	250,200	8,887,104
Workday, Inc., Class A(b)	200,985	36,464,708
		162,787,093
Asset Management & Custody Banks–1.44%
KKR & Co., Inc., Class A	647,514	36,137,756
Automobile Manufacturers–0.67%
General Motors Co.	178,200	7,006,824
Tesla, Inc.(b)	57,060	9,883,933
		16,890,757
Automotive Retail–0.60%
AutoZone, Inc.(b)	6,160	15,023,316
Biotechnology–2.04%
BioMarin Pharmaceutical, Inc.(b)	305,640	35,255,574
Regeneron Pharmaceuticals, Inc.(b)	20,970	15,905,116
		51,160,690
Construction Machinery & Heavy Trucks–0.36%
Caterpillar, Inc.	36,000	9,082,440
Consumer Electronics–0.90%
Sony Group Corp. (Japan)	252,200	22,513,905
Copper–0.59%
Freeport-McMoRan, Inc.	328,500	14,657,670
Data Processing & Outsourced Services–5.28%
Fiserv, Inc.(b)	58,500	6,240,780
Mastercard, Inc., Class A	282,816	104,811,610
StoneCo Ltd., Class A (Brazil)(b)	1,884,600	21,032,136
		132,084,526
Shares		Value
Diversified Metals & Mining–0.54%
Glencore PLC (Australia)(b)	2,008,000	$13,481,811
Diversified Support Services–0.46%
Cintas Corp.	25,740	11,421,868
Electrical Components & Equipment–1.31%
AMETEK, Inc.	156,420	22,668,386
Rockwell Automation, Inc.	35,550	10,026,167
		32,694,553
Electronic Equipment & Instruments–1.38%
Teledyne Technologies, Inc.(b)	81,630	34,632,344
Environmental & Facilities Services–1.71%
Clean Harbors, Inc.(b)	149,760	19,513,728
Waste Connections, Inc.	174,960	23,252,184
		42,765,912
Financial Exchanges & Data–1.45%
Intercontinental Exchange, Inc.	221,744	23,848,567
Moody’s Corp.	38,700	12,490,425
		36,338,992
Food Distributors–0.18%
Performance Food Group Co.(b)	75,600	4,635,792
Food Retail–0.66%
HelloFresh SE (Germany)(b)	686,700	16,616,645
General Merchandise Stores–0.78%
Target Corp.	114,120	19,644,617
Health Care Equipment–3.11%
DexCom, Inc.(b)	404,190	43,284,707
Intuitive Surgical, Inc.(b)	140,670	34,561,212
		77,845,919
Health Care Supplies–0.20%
Cooper Cos., Inc. (The)	14,670	5,118,803
Home Improvement Retail–0.78%
Lowe’s Cos., Inc.	93,590	19,490,118
Hotels, Resorts & Cruise Lines–1.91%
Booking Holdings, Inc.(b)	3,924	9,551,408
Marriott Vacations Worldwide Corp.(c)	90,810	14,533,233
Travel + Leisure Co.	561,600	23,794,992
		47,879,633
Industrial Machinery–0.40%
Parker-Hannifin Corp.	30,600	9,975,600
Insurance Brokers–0.60%
Arthur J. Gallagher & Co.	76,590	14,990,195
Integrated Oil & Gas–0.56%
Suncor Energy, Inc. (Canada)	405,264	14,065,681
Interactive Home Entertainment–2.78%
Nintendo Co. Ltd. (Japan)	722,100	31,229,320

See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Interactive Home Entertainment–(continued)
Sea Ltd., ADR (Singapore)(b)(c)	174,050	$11,217,522
Take-Two Interactive Software, Inc.(b)	238,890	27,049,515
		69,496,357
Interactive Media & Services–6.65%
Alphabet, Inc., Class A(b)	8,280	818,395
Alphabet, Inc., Class C(b)	1,172,160	117,063,619
Bumble, Inc., Class A(b)(c)	247,100	6,362,825
Kuaishou Technology (China)(b)(d)	1,833,400	16,050,464
Meta Platforms, Inc., Class A(b)	68,580	10,216,363
Pinterest, Inc., Class A(b)	270,000	7,098,300
ZoomInfo Technologies, Inc., Class A(b)(c)	306,600	8,655,318
		166,265,284
Internet & Direct Marketing Retail–7.71%
Amazon.com, Inc.(b)	1,282,050	132,217,816
Farfetch Ltd., Class A (United Kingdom)(b)(c)	2,266,200	15,455,484
JD.com, Inc., ADR (China)	320,298	19,067,340
MercadoLibre, Inc. (Brazil)(b)	19,890	23,503,814
Overstock.com, Inc.(b)	113,580	2,749,772
		192,994,226
Internet Services & Infrastructure–1.09%
MongoDB, Inc.(b)(c)	73,880	15,825,835
Snowflake, Inc., Class A(b)(c)	73,260	11,460,794
		27,286,629
IT Consulting & Other Services–0.42%
EPAM Systems, Inc.(b)	31,950	10,628,168
Leisure Facilities–0.95%
Life Time Group Holdings, Inc.(b)(c)	1,270,165	23,866,400
Life Sciences Tools & Services–4.51%
Avantor, Inc.(b)	266,400	6,366,960
Charles River Laboratories International, Inc.(b)	86,040	20,929,230
Danaher Corp.	178,560	47,207,693
Mettler-Toledo International, Inc.(b)	24,930	38,215,695
		112,719,578
Managed Health Care–1.80%
UnitedHealth Group, Inc.	90,000	44,927,100
Movies & Entertainment–1.84%
IMAX Corp.(b)(c)	446,400	7,588,800
Netflix, Inc.(b)	108,450	38,376,117
		45,964,917
Oil & Gas Equipment & Services–1.82%
Schlumberger Ltd.	454,500	25,897,410
TechnipFMC PLC (United Kingdom)(b)	1,409,600	19,579,344
		45,476,754
Oil & Gas Exploration & Production–0.87%
Chord Energy Corp.	82,530	11,829,025
Denbury, Inc.(b)	113,400	9,840,852
		21,669,877
Oil & Gas Refining & Marketing–0.24%
Valero Energy Corp.	43,061	6,029,832
Shares		Value
Pharmaceuticals–2.51%
Bayer AG (Germany)	687,600	$42,649,890
Eli Lilly and Co.	58,580	20,160,307
		62,810,197
Regional Banks–0.58%
SVB Financial Group(b)	47,616	14,400,983
Semiconductor Equipment–0.52%
ASML Holding N.V., New York Shares (Netherlands)	19,565	12,929,335
Semiconductors–7.31%
Advanced Micro Devices, Inc.(b)	457,920	34,412,688
Broadcom, Inc.	32,670	19,112,277
First Solar, Inc.(b)	40,500	7,192,800
Monolithic Power Systems, Inc.	72,540	30,942,662
NVIDIA Corp.	466,830	91,204,577
		182,865,004
Soft Drinks–1.13%
Monster Beverage Corp.(b)	271,800	28,288,944
Specialized REITs–2.43%
EPR Properties	1,286,100	54,633,528
SBA Communications Corp., Class A	20,520	6,105,316
		60,738,844
Specialty Chemicals–0.07%
Danimer Scientific, Inc.(b)(c)	729,000	1,662,120
Systems Software–9.16%
Microsoft Corp.	723,060	179,181,498
ServiceNow, Inc.(b)	109,620	49,891,351
		229,072,849
Technology Hardware, Storage & Peripherals–4.74%
Apple, Inc.	821,402	118,520,095
Trading Companies & Distributors–0.86%
Fastenal Co.	202,500	10,236,375
United Rentals, Inc.(b)	25,830	11,389,738
		21,626,113
Trucking–0.49%
Lyft, Inc., Class A(b)(c)	757,800	12,314,250
Wireless Telecommunication Services–0.47%
T-Mobile US, Inc.(b)	78,300	11,690,973
Total Common Stocks & Other Equity Interests (Cost $1,771,770,971)		2,494,349,628
Money Market Funds–0.42%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f)	3,648,484	3,648,485
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(e)(f)	2,665,422	2,666,221
Invesco Treasury Portfolio, Institutional Class, 4.30%(e)(f)	4,169,697	4,169,697
Total Money Market Funds (Cost $10,483,982)		10,484,403
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $1,782,254,953)		2,504,834,031
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.35%
Invesco Private Government Fund, 4.36%(e)(f)(g)	23,449,737	$23,449,737
Invesco Private Prime Fund, 4.59%(e)(f)(g)	60,291,968	60,310,055
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,758,769)		83,759,792
TOTAL INVESTMENTS IN SECURITIES–103.47% (Cost $1,866,013,722)		2,588,593,823
OTHER ASSETS LESS LIABILITIES—(3.47)%		(86,710,245)
NET ASSETS–100.00%		$2,501,883,578
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,299,580	$41,597,752	$(48,248,847)	$-	$-	$3,648,485	$101,749
Invesco Liquid Assets Portfolio, Institutional Class	7,417,590	29,712,680	(34,463,462)	(1,161)	575	2,666,221	76,655
Invesco Treasury Portfolio, Institutional Class	11,770,948	47,540,288	(55,141,539)	-	-	4,169,697	116,327
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,567,684	78,065,831	(84,183,778)	-	-	23,449,737	258,464*
Invesco Private Prime Fund	84,109,480	182,423,640	(206,248,902)	713	25,124	60,310,055	709,865*
Total	$143,165,282	$379,340,191	$(428,286,528)	$(448)	$25,699	$94,244,195	$1,263,060

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,334,102,450	$160,247,178	$—	$2,494,349,628
Money Market Funds	10,484,403	83,759,792	—	94,244,195
Total Investments	$2,344,586,853	$244,006,970	$—	$2,588,593,823
Invesco Summit Fund